UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number:	811-21862

Name of Registrant:	Columbia Funds Series Trust A
(On 02/22/2011, Registrant changed its name from Columbia Funds Series Trust II)

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2010 – 10/28/2010*

* Through the liquidation date for each Fund as noted below.

Fund	Notes
Columbia Retirement 2005 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2010 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2015 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2020 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2025 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2030 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2035 Portfolio	The Fund was liquidated on 10/28/2010.
Columbia Retirement 2040 Portfolio	The Fund was liquidated on 10/28/2010.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21862

Reporting Period: 07/01/2010 - 10/28/2010

Columbia Funds Series Trust A

Item 1. Proxy Voting Record

====================== COLUMBIA RETIREMENT 2005 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2010 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2015 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2020 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2025 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2030 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2035 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

====================== COLUMBIA RETIREMENT 2040 PORTFOLIO ======================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust A

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.